Defined Benefit Liabilities (Assets) - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Equity instruments	₩ 60,828	₩ 15,567
Debt instruments	144,272	134,710
Short-term financial instruments, etc.	611,599	513,340
Fair value of plan assets	₩ 816,699	₩ 663,617